UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report June 30, 2011

Mario J. Gabelli, CFA	Barbara G. Marcin, CFA	Robert D. Leininger, CFA

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 9.38%, compared with the return of the Standard & Poor’s (“S&P”) 500 Index increase of 6.02%. The total return for the Fund’s publicly traded shares was 11.10%. On June 30, 2011, the Fund’s NAV per share was $18.86, while the price of the publicly traded shares closed at $16.63 on the New York Stock Exchange (“NYSE”).

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	Since Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	0.38%	9.38%	40.78%	3.55%	3.74%	6.43%
Investment Total Return (c)	1.28	11.10	46.32	5.99	5.79	5.00
S&P 500 Index	0.10	6.02	30.69	3.34	2.94	5.05
Dow Jones Industrial Average	1.38	8.54	30.29	6.07	4.94	5.85	(d)
Nasdaq Composite Index	(0.03)	5.01	32.87	7.63	5.96	5.55
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND & INCOME TRUST

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2011:

Financial Services	11.5%
Food and Beverage	10.9%
Energy and Utilities: Oil	10.5%
Energy and Utilities: Integrated	9.5%
Telecommunications	5.9%
Energy and Utilities: Natural Gas	4.6%
U.S. Government Obligations	4.4%
Diversified Industrial	3.9%
Consumer Products	3.9%
Energy and Utilities: Electric	3.9%
Energy and Utilities: Services	3.4%
Health Care	3.3%
Retail	2.9%
Specialty Chemicals	2.8%
Aerospace	2.0%
Machinery	1.8%
Cable and Satellite	1.7%
Metals and Mining	1.5%
Equipment and Supplies	1.4%
Electronics	1.3%
Automotive: Parts and Accessories	1.2%
Entertainment	1.1%

Energy and Utilities: Water	0.9%
Environmental Services	0.8%
Computer Software and Services	0.7%
Business Services	0.6%
Paper and Forest Products	0.6%
Transportation	0.5%
Automotive	0.4%
Computer Hardware	0.4%
Semiconductors	0.3%
Hotels and Gaming	0.3%
Wireless Communications	0.3%
Energy and Utilities	0.3%
Agriculture	0.2%
Communications Equipment	0.1%
Consumer Services	0.1%
Building and Construction	0.1%
Publishing	0.0%
Real Estate	0.0%
Broadcasting	0.0%
Manufactured Housing and Recreational Vehicles	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 94.0%
	Aerospace — 1.9%
10,000	Goodrich Corp.	$281,823	$955,000
32,000	Kaman Corp.	594,408	1,135,040
120,000	Rockwell Automation Inc.	5,444,252	10,411,200
1,344,000	Rolls-Royce Holdings plc†	10,073,258	13,913,043
129,024,000	Rolls-Royce Holdings plc Cl. C†	211,688	207,078
158,000	The Boeing Co.	10,345,449	11,680,940

		26,950,878	38,302,301

	Agriculture — 0.2%
100,000	Archer-Daniels-Midland Co.	2,706,857	3,015,000

	Automotive — 0.4%
220,000	Ford Motor Co.†	3,194,800	3,033,800
100,000	General Motors Co.†	3,072,080	3,036,000
27,100	Navistar International Corp.†	753,048	1,530,066
4,000	PACCAR Inc.	205,343	204,360

		7,225,271	7,804,226

	Automotive: Parts and Accessories — 1.2%
24,000	BorgWarner Inc.†	792,911	1,938,960
411,000	Genuine Parts Co.	14,617,407	22,358,400
10,000	Johnson Controls Inc.	417,699	416,600

		15,828,017	24,713,960

	Building and Construction — 0.1%
30,000	Layne Christensen Co.†	825,175	910,200

	Business Services — 0.6%
165,000	Diebold Inc.	5,797,438	5,116,650
120,000	Intermec Inc.†	2,112,922	1,324,800
20,000	MasterCard Inc., Cl. A	3,089,996	6,026,800

		11,000,356	12,468,250

	Cable and Satellite — 1.7%
381,000	Cablevision Systems Corp., Cl. A	7,981,966	13,796,010
16,000	Cogeco Inc.	316,415	715,185
230,000	DISH Network Corp., Cl. A†	5,062,421	7,054,100
50,000	EchoStar Corp., Cl. A†	1,307,562	1,821,500
67,000	Liberty Global Inc., Cl. A†	1,424,219	3,017,680
33,000	Liberty Global Inc., Cl. C†	730,884	1,409,100

Shares		Cost	Market Value

160,000	Rogers Communications Inc., Cl. B	$2,059,469	$6,323,200

		18,882,936	34,136,775

	Communications Equipment — 0.1%
50,000	Thomas & Betts Corp.†	1,872,311	2,692,500

	Computer Hardware — 0.2%
75,000	Hewlett-Packard Co.	3,301,643	2,730,000
21,000	SanDisk Corp.†	180,687	871,500

		3,482,330	3,601,500

	Computer Software and Services — 0.7%
11,000	Google Inc., Cl. A†	5,848,679	5,570,180
60,000	Microsoft Corp.	1,441,981	1,560,000
100,000	Telvent GIT SA†	3,985,023	3,980,000
245,000	Yahoo! Inc.†	4,481,602	3,684,800

		15,757,285	14,794,980

	Consumer Products — 3.9%
15,000	Altria Group Inc.	321,236	396,150
165,000	Avon Products Inc.	4,716,691	4,620,000
90,000	Fortune Brands Inc.	3,659,121	5,739,300
50,000	Hanesbrands Inc.†	1,118,462	1,427,500
90,000	Harman International Industries Inc.	3,671,233	4,101,300
195,000	Kimberly-Clark Corp.	12,663,991	12,979,200
25,000	Philip Morris International Inc.	1,011,008	1,669,250
956,000	Swedish Match AB	11,843,988	32,057,105
145,000	The Procter & Gamble Co.	7,977,094	9,217,650
100,000	Tupperware Brands Corp.	5,190,453	6,745,000

		52,173,277	78,952,455

	Consumer Services — 0.1%
14,500	Dollar Thrifty Automotive Group Inc.†	603,127	1,069,230

	Diversified Industrial — 3.5%
100,000	Bouygues SA	3,516,295	4,396,154
126,000	Cooper Industries plc	3,996,818	7,518,420
637,000	General Electric Co.	14,606,321	12,013,820
280,000	Honeywell International Inc.	9,789,754	16,685,200
110,000	ITT Corp.	5,191,627	6,482,300
121,000	Owens-Illinois Inc.†	4,233,776	3,123,010
50,000	Smiths Group plc	992,737	963,776
6,000	Sulzer AG	592,897	976,271
252,000	Textron Inc.	1,826,603	5,949,720
255,000	Tyco International Ltd.	10,715,467	12,604,650

		55,462,295	70,713,321

	Electronics — 1.3%
854,900	Intel Corp.	17,700,848	18,944,584

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
130,000	TE Connectivity Ltd.	$4,651,064	$4,778,800
100,000	Texas Instruments Inc.	2,570,320	3,283,000

		24,922,232	27,006,384

	Energy and Utilities: Electric — 3.9%
85,000	ALLETE Inc.	2,788,153	3,488,400
222,000	American Electric Power Co. Inc.	6,986,776	8,364,960
239,400	DPL Inc.	4,525,133	7,220,304
50,000	Edison International	2,007,537	1,937,500
220,000	Electric Power Development Co. Ltd.	5,427,931	5,943,730
796,000	Great Plains Energy Inc.	21,623,270	16,501,080
260,000	Integrys Energy Group Inc.	12,673,349	13,478,400
100,000	Pepco Holdings Inc.	1,871,858	1,963,000
212,000	Pinnacle West Capital Corp.	8,262,262	9,450,960
75,000	Southern Co.	2,167,182	3,028,500
183,000	UniSource Energy Corp.	4,670,592	6,831,390

		73,004,043	78,208,224

	Energy and Utilities: Integrated — 9.5%
12,000	Alliant Energy Corp.	305,115	487,920
120,000	Ameren Corp.	4,952,422	3,460,800
50,000	Avista Corp.	926,534	1,284,500
55,000	Black Hills Corp.	1,514,660	1,654,950
40,000	CH Energy Group Inc.	1,728,883	2,130,400
108,000	Chubu Electric Power Co. Inc.	2,458,019	2,106,205
273,000	CONSOL Energy Inc.	10,888,547	13,235,040
176,000	Consolidated Edison Inc.	7,177,871	9,370,240
70,000	Dominion Resources Inc.	2,979,663	3,378,900
150,000	Duke Energy Corp.	2,106,757	2,824,500
400,000	Edison SpA†	932,177	505,815
500,000	El Paso Corp.	6,588,514	10,100,000
126,000	Endesa SA	4,972,497	4,195,249
450,000	Enel SpA	2,812,556	2,939,180
50,000	Exelon Corp.	2,474,807	2,142,000
110,000	FirstEnergy Corp.	3,836,421	4,856,500
95,000	Hawaiian Electric Industries Inc.	2,184,256	2,285,700
250,000	Hera SpA	552,073	529,308
121,500	Hokkaido Electric Power Co. Inc.	2,282,208	2,017,831
121,500	Hokuriku Electric Power Co.	2,131,359	2,315,148
90,000	Iberdrola SA, ADR	4,110,724	3,216,600
120,000	Korea Electric Power Corp., ADR†	1,718,720	1,592,400

Shares		Cost	Market Value

125,000	Kyushu Electric Power Co. Inc.	$2,438,133	$2,246,755
63,000	MGE Energy Inc.	2,026,116	2,553,390
35,102	National Grid plc, ADR	1,588,562	1,735,092
250,000	NextEra Energy Inc.	9,232,978	14,365,000
230,000	NiSource Inc.	4,811,338	4,657,500
476,700	NSTAR	11,283,586	21,918,666
349,000	OGE Energy Corp.	8,392,580	17,561,680
25,000	Ormat Technologies Inc.	375,000	550,250
288,000	Progress Energy Inc.	12,915,300	13,826,880
160,000	Public Service Enterprise Group Inc.	4,866,381	5,222,400
121,500	Shikoku Electric Power Co. Inc.	2,264,565	2,754,332
121,500	The Chugoku Electric Power Co. Inc.	2,194,052	2,100,838
50,000	The Empire District Electric Co.	1,081,365	963,000
121,500	The Kansai Electric Power Co. Inc.	2,333,021	2,414,757
50,000	The Tokyo Electric Power Co. Inc.	1,206,272	202,472
139,000	Tohoku Electric Power Co. Inc.	2,411,047	2,004,584
160,000	Vectren Corp.	4,447,616	4,457,600
335,000	Westar Energy Inc.	6,561,695	9,014,850
150,000	Wisconsin Energy Corp.	2,374,171	4,702,500
140,000	Xcel Energy Inc.	2,316,806	3,402,000

		154,755,367	193,283,732

	Energy and Utilities: Natural Gas — 4.6%
7,000	Atmos Energy Corp.	182,560	232,750
25,000	Delta Natural Gas Co. Inc.	646,919	794,000
160,356	GDF Suez, Strips	0	233
20,000	Kinder Morgan Energy Partners LP	824,553	1,452,000
424,000	National Fuel Gas Co.	12,863,831	30,867,200
150,000	Nicor Inc.	5,104,943	8,211,000
200,000	ONEOK Inc.	4,976,022	14,802,000
173,600	Sempra Energy	5,211,824	9,179,968
30,000	South Jersey Industries Inc.	736,853	1,629,300
130,000	Southern Union Co.	2,670,481	5,219,500
159,000	Southwest Gas Corp.	3,982,375	6,138,990
485,000	Spectra Energy Corp.	10,969,283	13,293,850
42,000	The Laclede Group Inc.	1,195,634	1,588,860

		49,365,278	93,409,651

	Energy and Utilities: Oil — 10.5%
57,000	Anadarko Petroleum Corp.	2,542,540	4,375,320
36,000	Apache Corp.	1,665,964	4,442,040
44,000	BG Group plc, ADR	1,780,065	5,027,000
124,000	BP plc, ADR	5,478,145	5,491,960

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
80,000	Chesapeake Energy Corp.	$1,581,444	$2,375,200
200,000	Chevron Corp.	12,100,639	20,568,000
344,000	ConocoPhillips	18,533,568	25,865,360
65,000	Devon Energy Corp.	3,026,178	5,122,650
141,000	Eni SpA, ADR	5,227,969	6,704,550
205,000	Exxon Mobil Corp.	9,587,887	16,682,900
36,000	Hess Corp.	1,130,043	2,691,360
465,400	Marathon Oil Corp.	16,396,082	24,517,272
114,000	Murphy Oil Corp.	5,969,718	7,485,240
230,100	Occidental Petroleum Corp.	8,724,221	23,939,604
2,000	PetroChina Co. Ltd., ADR	121,180	292,060
70,000	Petroleo Brasileiro SA, ADR	2,414,555	2,370,200
220,000	Repsol YPF SA, ADR	4,658,131	7,647,200
220,000	Royal Dutch Shell plc, Cl. A, ADR	11,028,128	15,648,600
645,100	Statoil ASA, ADR	9,903,055	16,417,795
115,000	Sunoco Inc.	5,508,099	4,796,650
185,000	Total SA, ADR	8,118,724	10,700,400

		135,496,335	213,161,361

	Energy and Utilities: Services — 3.4%
185,000	ABB Ltd., ADR†	2,017,405	4,800,750
74,000	Cameron International Corp.†	1,023,207	3,721,460
85,000	Diamond Offshore Drilling Inc.	4,724,138	5,984,850
428,600	Halliburton Co.	11,275,667	21,858,600
10,000	Noble Corp.	254,820	394,100
76,000	Oceaneering International Inc.	1,614,498	3,078,000
151,000	Rowan Companies Inc.†	5,207,163	5,860,310
117,000	Schlumberger Ltd.	3,907,339	10,108,800
45,000	Transocean Ltd.	3,911,427	2,905,200
540,000	Weatherford International Ltd.†	10,341,425	10,125,000

		44,277,089	68,837,070

	Energy and Utilities: Water — 0.9%
11,000	American States Water Co.	273,608	381,260
429,000	American Water Works Co. Inc.	9,226,095	12,634,050
74,000	Aqua America Inc.	1,237,577	1,626,520
40,000	Pennichuck Corp.	973,428	1,150,000
90,000	SJW Corp.	1,564,611	2,181,600
12,000	The York Water Co.	156,854	198,600
25,000	United Utilities Group plc, ADR	662,400	479,000

		14,094,573	18,651,030

Shares		Cost	Market Value

	Entertainment — 1.1%
37,000	Grupo Televisa SA, ADR	$777,456	$910,200
167,000	Take-Two Interactive Software Inc.†	3,723,731	2,551,760
90,000	The Madison Square Garden Co., Cl. A†	1,662,598	2,477,700
298,000	Time Warner Inc.	9,516,816	10,838,261
176,000	Vivendi	5,330,073	4,893,993

		21,010,674	21,671,914

	Environmental Services — 0.8%
12,375	Veolia Environnement	395,937	349,044
406,000	Waste Management Inc.	14,717,329	15,131,620

		15,113,266	15,480,664

	Equipment and Supplies — 1.4%
95,000	CIRCOR International Inc.	1,731,985	4,068,850
57,000	Lufkin Industries Inc.	488,572	4,904,850
65,000	Mueller Industries Inc.	2,587,485	2,464,150
445,000	RPC Inc.	1,328,758	10,920,300
150,000	Tenaris SA, ADR	6,826,283	6,859,500

		12,963,083	29,217,650

	Financial Services — 11.3%
188,000	Aflac Inc.	10,106,594	8,775,840
80,000	AllianceBernstein Holding LP	1,519,748	1,555,200
460,200	American Express Co.	19,886,727	23,792,340
495,000	Bank of America Corp.	5,808,582	5,425,200
22,000	BlackRock Inc.	1,979,990	4,219,820
150,770	Citigroup Inc.	5,366,389	6,278,063
23,000	CME Group Inc.	7,786,995	6,706,570
120,000	Deutsche Bank AG	7,765,466	7,108,800
255,000	Discover Financial Services	4,194,488	6,821,250
98,000	Fidelity National Financial Inc., Cl. A	1,809,417	1,542,520
105,000	Fidelity National Information Services Inc.	2,370,510	3,232,950
250,000	First Niagara Financial Group Inc.	3,258,518	3,300,000
66,000	HSBC Holdings plc, ADR	4,301,334	3,274,920
135,000	Invesco Ltd.	3,352,875	3,159,000
550,000	JPMorgan Chase & Co.	19,421,664	22,517,000
314,000	Legg Mason Inc.	8,186,543	10,286,640
44,000	M&T Bank Corp.	2,862,163	3,869,800
103,000	Moody’s Corp.	3,590,380	3,950,050
120,000	Morgan Stanley	3,486,829	2,761,200
60,000	National Australia Bank Ltd., ADR	1,428,010	1,659,000
180,000	New York Community Bancorp Inc.	3,037,621	2,698,200
40,000	Northern Trust Corp.	2,152,819	1,838,400

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
222,000	PNC Financial Services Group Inc.	$11,777,255	$13,233,420
245,000	SLM Corp.	4,682,283	4,118,450
136,000	State Street Corp.	5,063,655	6,132,240
147,000	T. Rowe Price Group Inc.	6,313,399	8,869,980
601,000	The Bank of New York Mellon Corp.	18,908,045	15,397,620
98,000	The Blackstone Group LP	1,562,497	1,622,880
252,000	The Travelers Companies Inc.	9,416,372	14,711,760
25,000	U.S. Bancorp	661,250	637,750
359,000	Waddell & Reed Financial Inc., Cl. A	7,807,829	13,049,650
554,000	Wells Fargo & Co.	16,281,200	15,545,240
15,000	Willis Group Holdings plc	433,200	616,650

		206,580,647	228,708,403

	Food and Beverage — 10.9%
80,000	Campbell Soup Co.	2,493,959	2,764,000
350,000	China Mengniu Dairy Co. Ltd.	857,331	1,178,406
190,000	ConAgra Foods Inc.	4,409,379	4,903,900
60,000	Constellation Brands Inc., Cl. A†	777,257	1,249,200
300,082	Danone	15,096,110	22,389,308
1,600,000	Davide Campari - Milano SpA	8,082,326	13,155,834
270,000	Dr Pepper Snapple Group Inc.	6,237,449	11,321,100
532,000	General Mills Inc.	12,972,629	19,801,040
80,000	H.J. Heinz Co.	2,791,536	4,262,400
265,000	ITO EN Ltd.	5,840,946	4,684,119
364,000	Kikkoman Corp.	4,366,349	3,820,632
750,000	Kraft Foods Inc., Cl. A	22,390,116	26,422,500
64,000	Molson Coors Brewing Co., Cl. B	3,097,971	2,863,360
150,000	Morinaga Milk Industry Co. Ltd.	588,860	639,091
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,735,429	6,108,142
1,600,000	Parmalat SpA†	4,855,919	6,018,736
339,450	Parmalat SpA, GDR† (a)(b)	981,615	1,276,638
119,000	PepsiCo Inc.	7,577,254	8,381,170
62,000	Pernod-Ricard SA	5,311,274	6,111,169
19,319	Remy Cointreau SA	936,144	1,626,026
1,250,000	Sara Lee Corp.	18,327,446	23,737,500
346,000	The Coca-Cola Co.	15,963,646	23,282,340

Shares		Cost	Market Value

270,000	The Hershey Co.	$11,128,239	$15,349,500
361,000	YAKULT HONSHA Co. Ltd.	9,457,275	10,412,297

		170,276,459	221,758,408

	Health Care — 3.3%
114,000	Abbott Laboratories	5,664,755	5,998,680
197,000	Bristol-Myers Squibb Co.	4,882,519	5,705,120
20,000	Cephalon Inc.†	1,551,123	1,598,000
110,000	Covidien plc	4,493,180	5,855,300
125,000	Eli Lilly & Co.	5,850,640	4,691,250
58,000	Johnson & Johnson	3,745,490	3,858,160
73,000	Mead Johnson Nutrition Co.	3,109,571	4,931,150
215,000	Merck & Co. Inc.	7,158,515	7,587,350
112,500	Owens & Minor Inc.	2,399,108	3,880,125
729,000	Pfizer Inc.	13,986,341	15,017,400
47,600	Schiff Nutrition International Inc.	336,567	532,644
40,000	St. Jude Medical Inc.	1,508,065	1,907,200
15,000	UnitedHealth Group Inc.	690,500	773,700
65,000	Watson Pharmaceuticals Inc.†	2,426,177	4,467,450

		57,802,551	66,803,529

	Hotels and Gaming — 0.3%
15,000	Accor SA	519,240	670,734
75,000	Boyd Gaming Corp.†	577,827	652,500
800,000	Ladbrokes plc	7,280,309	1,956,762
60,000	Las Vegas Sands Corp.†	350,219	2,532,600

		8,727,595	5,812,596

	Machinery — 1.8%
260,000	Bucyrus International Inc.	23,431,221	23,831,600
157,000	CNH Global NV†	3,085,412	6,068,050
68,500	Deere & Co.	3,646,821	5,647,825

		30,163,454	35,547,475

	Manufactured Housing and Recreational Vehicles — 0.0%
5,396	Skyline Corp.	125,210	94,430

	Metals and Mining — 1.5%
16,000	Agnico-Eagle Mines Ltd.	766,400	1,010,080
300,000	Alcoa Inc.	6,277,510	4,758,000
20,000	Alliance Holdings GP LP	461,803	997,600
8,000	BHP Billiton Ltd., ADR	217,549	757,040
280,000	Freeport-McMoRan Copper & Gold Inc.	5,354,377	14,812,000
125,000	Newmont Mining Corp.	6,693,393	6,746,250
25,000	Peabody Energy Corp.	404,351	1,472,750

		20,175,383	30,553,720

	Paper and Forest Products — 0.6%
414,000	International Paper Co.	12,706,599	12,345,480

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS (Continued)
		Publishing — 0.0%
500,000		Il Sole 24 Ore SpA†	$3,448,783	$847,617

		Real Estate — 0.0%
18,000		Brookfield Asset Management Inc., Cl. A	186,196	597,060

		Retail — 2.8%
336,000		CVS Caremark Corp.	11,364,508	12,626,880
142,000		Ingles Markets Inc., Cl. A	1,615,209	2,350,100
137,000		Lowe’s Companies Inc.	3,539,190	3,193,470
105,000		Macy’s Inc.	1,203,699	3,070,200
330,000		Safeway Inc.	6,959,762	7,712,100
295,000		Sally Beauty Holdings Inc.†	3,650,305	5,044,500
133,000		The Home Depot Inc.	4,908,936	4,817,260
35,000		Wal-Mart Stores Inc.	1,729,286	1,859,900
288,000		Walgreen Co.	10,519,987	12,228,480
75,000		Whole Foods Market Inc.	2,367,352	4,758,750

			47,858,234	57,661,640

		Semiconductors — 0.3%
100,000		Varian Semiconductor Equipment Associates Inc.†	6,131,380	6,144,000

		Specialty Chemicals — 2.8%
69,000		Air Products & Chemicals Inc.	5,921,377	6,595,020
6,000		Airgas Inc.	369,645	420,240
97,500		Ashland Inc.	3,501,096	6,300,450
185,099		E. I. du Pont de Nemours and Co.	8,295,856	10,004,601
380,000		Ferro Corp.†	3,983,378	5,107,200
100,000		Olin Corp.	1,826,861	2,266,000
50,000		Rhodia SA	2,276,083	2,268,047
124,000		The Dow Chemical Co.	4,778,495	4,464,000
140,225		The Lubrizol Corp.	18,786,263	18,828,011

			49,739,054	56,253,569

		Telecommunications — 5.6%
538,000		AT&T Inc.	15,086,249	16,898,580
293,000		BCE Inc.	7,091,772	11,511,970
33,000		Belgacom SA	1,028,445	1,176,999
40,000	(c)	Bell Aliant Inc. (a)	1,082,414	1,191,145
570,000		Deutsche Telekom AG, ADR	10,092,704	8,909,100
55,000		France Telecom SA, ADR	1,338,443	1,170,950
215,000		Hellenic Telecommunications Organization SA, ADR	1,709,654	1,008,350
40,000		Loral Space & Communications Inc.†	2,870,273	2,778,800

Shares		Cost	Market Value

160,000	Portugal Telecom SGPS SA	$1,929,819	$1,586,357
1,725,000	Sprint Nextel Corp.†	6,692,133	9,297,750
45,000	Telefonica SA, ADR	640,361	1,102,050
159,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,528,415	2,623,500
110,000	Telekom Austria AG	1,691,571	1,403,753
48,000	Telephone & Data Systems Inc.	1,564,844	1,491,840
82,000	Telephone & Data Systems Inc., Special	2,810,299	2,208,260
115,000	Telstra Corp. Ltd., ADR	2,104,729	1,795,150
72,000	TELUS Corp., Non-Voting	1,493,303	3,787,200
986,000	Verizon Communications Inc.	33,521,724	36,708,780
40,000	VimpelCom Ltd., ADR	230,241	510,400
269,000	Vodafone Group plc, ADR	7,083,148	7,187,680

		101,590,541	114,348,614

	Transportation — 0.5%
250,000	GATX Corp.	7,479,104	9,280,000
20,000	Kansas City Southern†	335,793	1,186,600

		7,814,897	10,466,600

	Wireless Communications — 0.3%
120,000	United States Cellular Corp.†	5,427,606	5,810,400

	TOTAL COMMON STOCKS	1,486,526,644	1,905,855,919

	CONVERTIBLE PREFERRED STOCKS — 0.8%
	Broadcasting — 0.0%
13,888	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A†	511,174	267,413

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd. (d)	6,210	0

	Energy and Utilities — 0.3%
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,649,004	5,743,080

	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.†	202,379	184,655
74,000	Newell Financial Trust I, 5.250% Cv. Pfd.	3,488,000	3,496,500

		3,690,379	3,681,155

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	Telecommunications — 0.3%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B†	$2,069,093	$2,291,300
78,000	Crown Castle International Corp., 6.250% Cv. Pfd.	3,367,650	4,563,000

		5,436,743	6,854,300

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (d)	199,475	278,400

	TOTAL CONVERTIBLE PREFERRED STOCKS	14,492,985	16,824,348

	RIGHTS — 0.0%
	Health Care — 0.0%
200,000	Sanofi, CVR, expire 12/31/20†	402,000	482,000

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (a)(b)(d)	0	1,068

Principal Amount

	CORPORATE BONDS — 0.8%
	Aerospace — 0.1%
$1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	1,355,191	1,533,750

	Computer Hardware — 0.2%
3,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,688,408	2,913,750

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (a)	8,800,000	8,778,000

	Financial Services — 0.0%
200,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	200,000	217,500

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24† (d)	422,926	214,875

Principal Amount		Cost	Market Value

	Retail — 0.1%
$4,900,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/12† (d)	$4,882,022	$1,498,420

	TOTAL CORPORATE BONDS	18,348,547	15,156,295

	U.S. GOVERNMENT OBLIGATIONS — 4.4%
88,839,000	U.S. Treasury Bills, 0.040% to 0.200%††, 07/07/11 to 12/22/11	88,817,928	88,825,114

TOTAL INVESTMENTS — 100.0%		$1,608,588,104	2,027,144,744

Other Assets and Liabilities (Net)			(3,429,824)

PREFERRED STOCK (5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON SHARES (82,965,389 common shares outstanding)			$1,564,457,045

NET ASSET VALUE PER COMMON SHARE ($1,564,457,045 ÷ 82,965,389 shares outstanding)			$18.86

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $11,246,851 or 0.55% of total investments. Except as noted in (b), these securities are liquid.
(b)	Illiquid security.
(c)	Denoted in units.
(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $1,992,763 or 0.10% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
GDR	Global Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	82.6%	$1,674,971,178
Europe	14.3	289,224,677
Japan	2.4	49,770,933
Asia/Pacific	0.4	7,274,056
Latin America	0.3	5,903,900

Total Investments	100.0%	$2,027,144,744

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,608,588,104)	$2,027,144,744
Foreign currency, at value (cost $199,003)	203,576
Cash	2,421
Receivable for investments sold	1,352,972
Dividends and interest receivable	3,820,556
Deferred offering expense	38,400
Prepaid expense	19,995
Other asset	1,798

Total Assets	2,032,584,462

Liabilities:
Payable for investments purchased	2,033,772
Distributions payable	134,405
Payable for investment advisory fees	3,518,535
Payable for payroll expenses	21,410
Payable for accounting fees	7,500
Payable for auction agent fees	2,731,468
Other accrued expenses	422,452

Total Liabilities	8,869,542

Preferred Shares:
Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Cumulative Preferred Shares (6.000%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Cumulative Preferred Shares (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,564,457,045

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,319,650,397
Accumulated net investment income	1,094,567
Accumulated net realized loss on investments and foreign currency transactions	(174,863,315)
Net unrealized appreciation on investments	418,556,640
Net unrealized appreciation on foreign currency translations	18,756

Net Assets	$1,564,457,045

Net Asset Value per Common Share:
($1,564,457,045 ÷ 82,965,389 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$18.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $975,733)	$26,404,940
Interest	387,094

Total Investment Income	26,792,034

Expenses:
Investment advisory fees	9,922,530
Auction agent fees	410,609
Shareholder communications expenses	224,540
Offering expense for issuance of preferred shares	141,835
Legal and audit fees	140,462
Custodian fees	128,656
Payroll expenses	109,449
Trustees’ fees	89,818
Accounting fees	22,500
Shareholder services fees	20,876
Interest expense	144
Miscellaneous expenses	141,112

Total Expenses	11,352,531

Less:
Custodian fee credits	(157)

Net Expenses	11,352,374

Net Investment Income	15,439,660

Net Realized and Change in Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	13,471,161
Net realized gain on foreign currency transactions	37,187

Net realized gain on investments and foreign currency transactions	13,508,348

Net change in unrealized appreciation on investments	113,154,488
Net change in unrealized appreciation on foreign currency translations	17,347

Net change in unrealized appreciation on investments and foreign currency translations	113,171,835

Net Realized and Change in Unrealized Gain on Investments and Foreign Currency	126,680,183

Net Increase in Net Assets Resulting from Operations	142,119,843

Total Distributions to Preferred Shareholders	(6,624,531)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$135,495,312

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
Operations:
Net investment income	$15,439,660		$28,612,718
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	13,508,348		(15,501,943)
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	113,171,835		234,454,575

Net Increase in Net Assets Resulting from Operations	142,119,843		247,565,350

Distributions to Preferred Shareholders:
Net investment income	(3,577,247	)*	(13,509,968)
Net realized long-term gain	(3,047,284	)*	—

Total Distributions to Preferred Shareholders	(6,624,531)		(13,509,968)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	135,495,312		234,055,382

Distributions to Common Shareholders:
Net investment income	(12,548,537	)*	(13,371,165)
Net realized long-term gain	(9,759,973	)*	—
Return of capital	(12,548,537	)*	(49,887,140)

Total Distributions to Common Shareholders	(34,857,047)		(63,258,305)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,350,429)		(5,896,139)

Net Decrease in Net Assets from Fund Share Transactions	(1,350,429)		(5,896,139)

Net Increase in Net Assets Attributable to Common Shareholders	99,287,836		164,900,938

Net Assets Attributable to Common Shareholders:
Beginning of period	1,465,169,209		1,300,268,271

End of period (including undistributed net investment income of $1,094,567 and $1,780,691, respectively)	$1,564,457,045		$1,465,169,209

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008		2007	2006
Operating Performance:
Net asset value, beginning of period	$17.64		$15.58	$12.68	$23.57		$23.65	$20.62

Net investment income	0.19		0.34	0.41	0.55		0.53	0.87
Net realized and change in unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	1.53		2.63	3.64	(9.92)		1.37	4.00

Total from investment operations	1.72		2.97	4.05	(9.37)		1.90	4.87

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.16)	(0.16)	(0.27)		(0.10)	(0.12)
Net realized gain	(0.04	)*	—	—	(0.00	)(f)	(0.23)	(0.19)

Total distributions to preferred shareholders	(0.08)		(0.16)	(0.16)	(0.27)		(0.33)	(0.31)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.64		2.81	3.89	(9.64)		1.57	4.56

Distributions to Common Shareholders:
Net investment income	(0.15	)*	(0.16)	(0.21)	(0.29)		(0.51)	(0.61)
Net realized gain on investments	(0.12	)*	—	—	(0.00	)(f)	(1.15)	(0.93)
Return of capital	(0.15	)*	(0.60)	(0.78)	(0.99)		—	—

Total distributions to common shareholders	(0.42)		(0.76)	(0.99)	(1.28)		(1.66)	(1.54)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(f)	0.01	0.00 (f)	0.01		0.01	0.01
Increase in net asset value from repurchase of preferred shares	—		—	0.00 (f)	0.02		—	—
Offering costs for preferred shares charged to paid-in capital	—		—	—	—		—	(0.00	)(f)

Total from fund share transactions	0.00		0.01	0.00 (f)	0.03		0.01	0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$18.86		$17.64	$15.58	$12.68		$23.57	$23.65

NAV total return †	9.71%		19.73%	35.49%	(41.27)%		7.75%	24.09%

Market value, end of period	$16.63		$15.36	$13.11	$10.30		$20.68	$21.47

Investment total return ††	11.10%		23.90%	40.35%	(45.63)%		4.14%	31.82%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,023,715		$1,924,427	$1,759,526	$1,521,400		$2,475,831	$2,486,081
Net assets attributable to common shares, end of period (in 000’s)	$1,564,457		$1,465,169	$1,300,268	$1,059,276		$1,975,831	$1,986,081
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.02	%(g)	2.18%	3.18%	2.94%		2.17%	3.91%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.49	%(g)	1.53%	1.66%	1.48%		—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)	1.49	%(g)	1.53%	1.66%	1.17%		1.38%	1.41%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.14	%(g)	1.14%	1.16%	1.13%		—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)	1.14	%(g)	1.14%	1.16%	0.89%		1.11%	1.11%
Portfolio turnover rate †††	7.5%		19.0%	13.3%	32.0%		33.8%	28.8%

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$76,201	$76,201	$76,201	$78,211	$80,000	$80,000
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,128	3,200	3,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$25.15	$24.98	$23.34	$22.25	$23.52	$23.86
Asset coverage per share	$110.16	$104.76	$95.78	$82.30	$123.79	$124.30
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$100,000	$100,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$110,162	$104,757	$95,781	$82,305	$123,792	$124,304
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$120,000	$120,000
Total shares outstanding (in 000’s)	4	4	4	4	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$110,162	$104,757	$95,781	$82,305	$123,792	$124,304
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$63,557	$63,557	$63,557	$64,413	$65,000	$65,000
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,577	2,600	2,600
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$25.76	$25.52	$24.44	$23.99	$24.41	$24.37
Asset coverage per share	$110.16	$104.76	$95.78	$82.30	$123.79	$124.30
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$135,000	$135,000
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$110,162	$104,757	$95,781	$82,305	$123,792	$124,304
Asset Coverage (e)	441%	419%	383%	329%	495%	497%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007 and 2006, would have been 58.0% and 30.8%, respectively.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.
(b)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, for the year ended December 31, 2007, the ratios of operating expenses to average net assets attibutable to common shares net of fee reduction, would have been 1.37% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.10%. For the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2006, the effect of Custodian Fee Credits was minimal.
(c)	Based on weekly prices.
(d)	Based on weekly auction prices. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(e)	Asset coverage is calculated by combining all series of preferred shares.
(f)	Amount represents less than $0.005 per share.
(g)	Annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization.  The Gabelli Dividend & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over- the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs			Total Market Value at 6/30/11
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$38,095,223	$207,078	—	$38,302,301
Food and Beverage	220,481,770	1,276,638	—	221,758,408
Other Industries (a)	1,645,795,210	—	—	1,645,795,210
Total Common Stocks	1,904,372,203	1,483,716	—	1,905,855,919
Convertible Preferred Stocks:
Building and Construction	—	—	$0	0
Transportation	—	278,400	—	278,400
Other Industries (a)	16,545,948	—	—	16,545,948
Total Convertible Preferred Stocks	16,545,948	278,400	0	16,824,348
Rights (a)	482,000	—	—	482,000
Warrants (a)	—	1,068	—	1,068
Corporate Bonds (a)	1,498,420	13,443,000	214,875	15,156,295
U.S. Government Obligations	—	88,825,114	—	88,825,114
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,922,898,571	$104,031,298	$214,875	$2,027,144,744

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 06/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 06/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stocks:
Building and Construction	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Corporate Bonds	1,575,000	—	—	131,625	—	—	83,250	(1,575,000)	214,875	131,625
TOTAL INVESTMENTS IN SECURITIES	$1,575,000	$—	$—	$131,625	$—	$—	$83,250	$(1,575,000)	$214,875	$131,625

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the six months ended June 30, 2011, the Fund held no investments in options.

Swap Agreements.  The Fund may enter into equity contract for difference and interest rate swap or cap transactions for the purposes of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series B Auction Market Cumulative Preferred Shares (“Series B Shares”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2011, the Fund held no investments in interest rate swap agreements or equity contracts for difference swap agreements.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Cumulative Preferred Shares, Series B Auction Market Cumulative Preferred Shares, Series C Auction Market Cumulative Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Cumulative Preferred Shares (“Cumulative Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$13,371,165	$13,509,968
Return of capital	49,887,140	—

Total distributions paid	$63,258,305	$13,509,968

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulative capital loss carryforwards	$(152,531,605)
Net unrealized appreciation on investments and foreign currency translations	287,033,799
Post-October capital and currency loss deferrals	(2,357,169)
Other temporary differences*	(525,179)

Total	$131,619,846

*	Other temporary differences are primarily due to adjustments on preferred share class distribution payables, income from investments in hybrid securities, and defaulted bond premium adjustments.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $152,531,605 which are available to reduce future required distributions of net capital gains to shareholders. $22,445,283 of the loss carryforward is available through 2016; $104,827,291 is available through 2017; and $25,259,031 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule,

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2010, the Fund had deferred capital losses of $2,356,693 and currency losses of $476.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,621,485,974	$473,982,381	$(68,323,611)	$405,658,770

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Agreements and Transactions with Affiliates.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year.

The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2011, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of the outstanding Preferred Shares. Thus, advisory fees were accrued on these assets.

During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $67,896 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. During the six months ended June 30, 2011 the Fund paid or accrued $109,449 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S Government obligations, aggregated $145,427,311 and $170,387,071, respectively.

5.  Capital.  The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2011, the Fund repurchased and retired 84,248 shares of beneficial interest in the open market at a cost of $1,350,429 and an average discount of approximately 13.10% from its NAV.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(84,248)	$(1,350,429)	(419,000)	$(5,896,139)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Shares. The Cumulative Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.000% Series D, and Series E Auction Rate Cumulative Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The shelf registration authorizing the offering of $500 million of preferred shares or notes, declared effective by the SEC on June 17, 2008, expired June 16, 2011. Offering costs of $141,715 relating to this shelf registration were written off during the six months ended June 30, 2011.

On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Shares. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series A Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2011 the Fund did not repurchase any shares of 5.875% Series A Cumulative Preferred Shares. At June 30, 2011, 3,048,019 shares of 5.875% Series A Cumulative Preferred Shares were outstanding and accrued dividends amounted to $49,742.

On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B Shares and 4,800 shares of Series C Auction Market Cumulative Preferred Shares (“Series C Shares”), respectively. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series B and Series C Shares subject to bid orders by potential holders has been less than the number of Series B and Series C Shares subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B or Series C Shares for which they have submitted sell orders. The current maximum rate for both Series B and Series C Shares is 125 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series B and C Shares ranged from 1.411% to 1.504% during the six months ended June 30, 2011. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Shares shareholders may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series B and C Shares in whole or in part at the redemption price at any time. There were no redemptions of Series B and C Shares during the six months ended June 30, 2011. At June 30, 2011, 3,600 and 4,320 shares of the Series B and C Shares were outstanding with an annualized dividend rate of 1.411% and 1.411% per share and accrued dividends amounted to $7,055 and $29,630, respectively.

On November 3, 2005, the Fund received net proceeds of $62,617,239 (after underwriting discounts of $2,047,500 and offering expenses of $335,261) from the public offering of 2,600,000 shares of 6.000% Series D Cumulative Preferred Shares. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.000% Series D Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2011 the Fund did not repurchase any shares of 6.000% Series D Cumulative Preferred Shares. At June 30, 2011, 2,542,296 shares of 6.000% Series D Cumulative Preferred Shares were outstanding and accrued dividends amounted to $42,372.

On November 3, 2005, the Fund received net proceeds of $133,379,387 (after underwriting discounts of $1,350,000 and offering expenses of $270,613) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Shares (“Series E Shares”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008 the number of Series E Shares subject to bid orders by potential holders has been less than the number of Series E Shares subject to sell orders.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Therefore the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series E Shares for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series E Shares ranged from 1.661% to 1.754% during the six months ended June 30, 2011. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series E Shares may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series E Shares in whole or in part at the redemption price at any time. There were no redemptions of Series E Shares during the six months ended June 30, 2011. At June 30, 2011, 4,860 Series E Shares were outstanding with an annualized dividend rate of 1.661% and accrued dividends amounted to $5,606.

The holders of Cumulative Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6.  Transactions in Securities of Affiliated Issuers.  The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

7.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

9.  Subsequent Events.  A shelf registration authorizing the offering of $500 million of common or preferred shares or notes was declared effective by the SEC on July 28, 2011.

THE GABELLI DIVIDEND & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – June 2, 2011 – Final Results

The Fund’s Annual Meeting of Shareholders was held on June 2, 2011 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, voted in favor of Proposal 1 to elect Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Fund. A total of 77,619,705 votes, 77,461,295 votes, and 77,735,211 votes were cast in favor of these Trustees and a total of 5,356,018 votes, 5,514,429 votes, and 5,240,513 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 5,067,132 votes were cast in favor of this Trustee and a total of 220,283 votes were withheld for this Trustee.

With regard to Proposal 2, a shareholder proposal to declassify the Board of Trustees, common and preferred shareholders, voting together as a single class, defeated the shareholder proposal. A total of 17,964,085 votes were cast in favor of the proposal, 22,442,640 votes were cast against the proposal, and 1,215,112 votes abstained. For the proposal to pass, the affirmative vote of a majority of the shares represented in person or by proxy at the meeting was required.

Mario J. Gabelli, CFA, James P. Conn, Mario d’Urso, Michael J. Melarkey, Salvatore M. Salibello, and Edward T. Tokar continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

TRUSTEES AND OFFICERS

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

Salibello & Broder, LLP

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Carter W. Austin

Vice President & Ombudsman

Peter D. Goldstein

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

	Common	5.875% Preferred	6.00% Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	82,965,389	3,048,019	2,542,296

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/11 through 01/31/11	Common – 10,000 Preferred Series A – N/A Preferred Series D – N/A	Common – $15.4480 Preferred Series A – N/A Preferred Series D – N/A	Common – 10,000 Preferred Series A – N/A Preferred Series D – N/A	Common – 83,039,637 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Month #2 02/01/11 through 02/28/11	Common – 45,000 Preferred Series A – N/A Preferred Series D – N/A	Common – $16.001 Preferred Series A – N/A Preferred Series D – N/A	Common – 45,000 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,994,637 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Month #3 03/01/11 through 03/31/11	Common – 25,000 Preferred Series A – N/A Preferred Series D – N/A	Common – $16.4024 Preferred Series A – N/A Preferred Series D – N/A	Common – 25,000 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,969,637 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Month #4 04/01/11 through 04/30/11	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,969,637 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Month #5 05/01/11 through 05/31/11	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,969,637 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Month #6 06/01/11 through 06/30/11	Common – 4,248 Preferred Series A – N/A Preferred Series D – N/A	Common – $15.8200 Preferred Series A – N/A Preferred Series D – N/A	Common – 4,248 Preferred Series A – N/A Preferred Series D – N/A	Common – 82,965,389 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Total	Common – 84,248 Preferred Series A – N/A Preferred Series D – N/A	Common – $16.03 Preferred Series A – N/A Preferred Series D – N/A	Common – 84,248 Preferred Series A – N/A Preferred Series D – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/8/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/8/11

* Print the name and title of each signing officer under his or her signature.